RETIREMENT BENEFITS - Post Employment and Defined Contribution Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Early Retiree Reinsurance Program
Reimbursements received under Early Retiree Reinsurance Program	$ 8,000,000
Reimbursements used to reduce health benefit costs		3,000,000	5,000,000
Defined Contribution Plans
Maximum percentage contribution by employer of employees eligible pay	6.00%
Maximum compensation to be eligible for fixed contribution from employer	100,000
Percentage of fixed contribution by employer, for eligible employees whose compensation is $100,000 or less	2.00%
Pretax expense associated with Citigroup 401(k) plan	383,000,000	394,000,000	384,000,000
U.S. Postretirement Benefit Plans
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	0	0	0
Interest cost	33,000,000	33,000,000	44,000,000
Prior service cost (benefit)	0	(1,000,000)	(1,000,000)
Net actuarial loss	184,000,000	(253,000,000)
Total net (benefit) expense	32,000,000	30,000,000	43,000,000
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount rate (as a percent)	3.80%	4.35%
Health care cost increase following year (as percent)	7.50%	8.00%
Ultimate rate to which cost increase is assumed to decline (as percent)	5.00%	5.00%
Year in which the ultimate rate is reached	2020	2020
Postemployment Plans
Postemployment Plans
Funded status recognized	(256,000,000)	(252,000,000)
Amount in accumulated other comprehensive income (loss)	24,000,000	46,000,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	0	20,000,000	22,000,000
Interest cost	5,000,000	10,000,000	13,000,000
Prior service cost (benefit)	(31,000,000)	(3,000,000)	7,000,000
Net actuarial loss	14,000,000	17,000,000	13,000,000
Total service related expense	(12,000,000)	44,000,000	55,000,000
Non-service related expense (benefit)	37,000,000	(14,000,000)	24,000,000
Total net (benefit) expense	$ 25,000,000	$ 30,000,000	$ 79,000,000
Defined Benefit Plan, Assumptions Used in Calculations [Abstract]
Discount rate (as a percent)	3.45%	4.05%
Health care cost increase following year (as percent)	7.50%	8.00%
Ultimate rate to which cost increase is assumed to decline (as percent)	5.00%	5.00%
Year in which the ultimate rate is reached	2020	2020